Finance Receivables - Summary of Finance Leases Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Text Block [Abstract]
Lease payments	¥ 1,511,577	¥ 1,222,370	¥ 1,158,242
Estimated unguaranteed residual values	519,703	469,048	478,294
Total	2,031,280	1,691,418	1,636,536
Deferred origination costs	13,701	12,349	11,929
Less - Unearned income	(169,098)	(146,087)	(143,838)
Less - Allowance for credit losses	(33,455)	(30,899)	(26,483)
Finance leases receivables, net	¥ 1,842,429	¥ 1,526,781	¥ 1,478,144